Organization and Principal Business Activity and Summary of Significant Accounting Policies - Impairment of Long-Lived Assets and Advertising Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Summary of Significant Accounting Policies
Impairment	$ 0	$ 0	$ 0
Advertising costs, net	$ 6,500	$ 6,100	$ 6,500